Warrants (Tables)	12 Months Ended
Mar. 31, 2020
Warrants [Abstract]
Schedule of outstanding warrants enabling holders to acquire common shares

As at March 31, 2020 the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2019	Issued	Exercised	Expired	March 31, 2020
May 17, 2020 ¹	CDN $0.75	2,922,200	—	—	—	2,922,200
May 31, 2020 ¹	CDN $0.75	384,500	—	—	—	384,500
October 17, 2020	CDN $1.10	311,497	—	—	—	311,497
June 29, 2021	CDN $0.65	4,400,000	—	—	—	4,400,000
September 25, 2021	CDN $0.50	3,690,000	—	—	—	3,690,000
October 12, 2021	CDN $0.50	5,550,000	—	(125,000)	—	5,425,000
March 14, 2022	CDN $0.60	4,800,000	—	—	—	4,800,000
May 6, 2023	USD $0.3811	—	6,065,568	—	—	6,065,568
May 8, 2023	USD $0.3811	—	491,803	—	—	491,803
Total outstanding		22,058,197	6,557,371	(125,000)	—	28,490,568
Weighted Average
Exercise Price (CDN$)		$0.60	$0.54	$0.50	NA	$0.58
Weighted Average Life						1.7 years

1.  2,922,200 warrants exercisable at CDN $0.75 per share expired unexercised on May 17, 2020 and 384,500 warrants exercisable at CDN $0.75 per share expired unexercised on May 31, 2020.

As at March 31, 2019, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2018	Issued	Exercised	Expired	March 31, 2019
October 1, 2018	$0.25	400,000	—	—	(400,000)	—
December 10, 2018	$1.00	250	—	—	(250)	—
December 16, 2018	$1.00	153,928	—	—	(153,928)	—
May 17, 2020	$0.75	2,922,200	—	—	—	2,922,200
May 31, 2020	$0.75	384,500	—	—	—	384,500
October 17, 2020*	$1.10	342,270	—	—	(30,773)	311,497
June 29, 2021	$0.65	—	4,400,000	—	—	4,400,000
September 25, 2021	$0.50	3,690,000	—	—	—	3,690,000
October 12, 2021	$0.50	5,550,000	—	—	—	5,550,000
March 14, 2022	$0.60	—	4,800,000			4,800,000
Total outstanding		13,443,148	9,200,000	—	(584,951)	22,058,197
Weighted Average
Exercise Price (CDN$)		$0.60	$0.62	$—	$0.70	$0.60
Weighted Average Life						2.3 years

 *The TSX Venture exchange consented to and amendment of the October 16, 2016 warrant issuance. The expiry date was extended to October 17, 2020 and exercise price was reduced to $1.10 per share.

As at March 31, 2018, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2017	Granted	Exercised	Expired	March 31, 2018
October 1, 2018	$ 0.25	400,000	—	—	—	400,000
October 17, 2018	$1.10 - $1.50	342,270	—	—	—	342,270
December 10, 2018	$0.75 - $1.00	250	—	—	—	250
December 16, 2018	$0.75 - $1.00	153,928	—	—	—	153,928
May 17, 2020	$ 0.75	—	2,922,200	—	—	2,922,200
May 31, 2020	$ 0.75	—	384,500	—	—	384,500
September 25, 2021	$ 0.50	—	3,690,000	—	—	3,690,000
October 12, 2021	$ 0.50	—	5,550,000	—	—	5,550,000
Total outstanding		896,448	12,546,700	—	—	13,443,148
Weighted Average
Exercise Price (CDN$)		$0.66	$0.57	$—	$—	$0.60
Weighted Average Life						3.0 years

Schedule of deferred financing fees
	March 31, 2020	March 31, 2019
Deferred Financing Fees, beginning of year	$1,643,249	$—
plus: Deferred Financing Fees Incurred During the Year	21,366	1,891,224
less: Amortization of Deferred Financing Fees	(619,394)	(247,975)
Deferred Financing Fees, end of year	$1,045,221	$1,643,249

Schedule of weighted average assumptions used for Black Scholes valuation of warrants granted
	March 31, 2019	March 31, 2018
Exercise price	CDN $0.624	CDN $0.57
Share price on grant date	CDN $0.47	CDN $0.43
Risk-free interest rate	2.85%	1.46%
Expected life of warrants	3.0 years	1.87 years
Annualized volatility(1)	100%	100%
Dividend rate	n/a	n/a

(1) Expected volatility was determined by reference to historical volatility of similar entities following a comparable period of lives.